Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2013
Summary of significant accounting policies
Basis of presentation

  (1) Basis of presentation

        The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

        Amounts in the consolidated financial statements for the years ended December 31, 2011 and 2012 were reclassified to conform to the presentation for the year ended December 31, 2013 as a result of the sale of online reading business. See Note 12, Discontinued Operations.

Principles of consolidation and recognition of non-controlling interest

  (2) Principles of consolidation and recognition of non-controlling interest

        The consolidated financial statements include the accounts of the Company and its wholly owned and majority-owned subsidiaries and VIEs. VIEs are consolidated if the Company determines that it is the primary beneficiary. All intercompany transactions are eliminated.

        Net income or losses of the Company's majority-owned subsidiaries and VIEs and amortization expenses of intangible assets arising from related business acquisitions are attributed to their parents and non-controlling interests based on the proportional economic interests of the respective parents and non-controlling interests in such entities. Net income or losses attributable to the non-controlling shareholders are recorded in the Group's Consolidated Statements of Income and Comprehensive Income.

Use of estimates

  (3) Use of estimates

        The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affected the reported amount of the assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported revenues and expenses during the reported periods. Actual results may differ from those estimates.

        Significant accounting estimates in the Group's consolidated financial statements mainly include the useful life of in-game items, churn rate of the inactive players, useful life of property, equipment and software and intangible assets, fair value of assets and liabilities acquired in asset acquisition and business combinations, assessment for impairment of long-lived assets, intangible assets and goodwill, realization of deferred tax assets, and share-based compensation expenses.

Foreign currency translation

  (4) Foreign currency translation

        The Group's reporting currency is Renminbi ("RMB"). The functional currency of Perfect World Co., Ltd., the listing entity incorporated in the Cayman Islands, is United States dollars ("US dollars" or "US$"). The functional currency of the Group's other international subsidiaries is evaluated on a case-by-case basis and is often the local currency. On December 1, 2013, PW Hong Kong changed its functional currency prospectively from RMB to USD, to reflect the increased concentration of its activities in US dollars. The change was triggered by the completion of the Group's reorganization of its overseas business structure, and PW Hong Kong became the parent of the Group's overseas subsidiaries in Europe, US, Japan and Korea, in addition to its PRC subsidiaries. The change in functional currency of PW Hong Kong has immaterial impact on the Group's consolidated financial statements for the year ended December 31, 2013.

        Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as a component of Others, net in the Consolidated Statements of Income and Comprehensive Income. Total exchange (loss) / gain, were RMB(7,994,077), RMB3,334,352 and RMB6,677,643 for the years ended December 31, 2011, 2012 and 2013, respectively.

        The financial statements of the Group's overseas subsidiaries are translated from their functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the People's Bank of China at the balance sheet dates. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the periodic weighted average exchange rates. The resulting foreign currency translation adjustments are recorded as Accumulated other comprehensive income / (loss) in shareholders' equity. Total foreign currency translation adjustment income / (loss) were RMB5,525,927, RMB(20,112,491) and RMB(45,993,516) for the years ended December 31, 2011, 2012 and 2013, respectively.

Convenience translation

  (5) Convenience translation

        Translations of balances in the Consolidated Balance Sheets, Consolidated Statements of Income and Comprehensive Income and Consolidated Statements of Cash Flow from RMB into US$ as of and for the year ended December 31, 2013 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.0537, representing the noon buying rate in The City of New York for cable transfer of RMB as certified for customs purpose by the Federal Reserve Bank of New York on December 31, 2013. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2013, or at any other rate.

Cash and cash equivalents, restricted cash and restricted time deposit

  (6) Cash and cash equivalents, restricted cash and restricted time deposit

        Cash and cash equivalents represent cash on hand, demand deposits and highly-liquid investments placed with banks or other financial institutions, which have original maturities of three months or less.

        Cash and time deposit that are restricted as to withdrawal or use for current operations is classified as restricted cash and time deposit. Cash and time deposit that are restricted as to withdrawal or use for other than current operations is classified as non-current. The Group's restricted cash and time deposit and non-current restricted time deposit mainly represents (a) cash and time deposit held in a designated bank account for the sole purpose of business operation including guarantees for office rental and royalty fee of a licensed game; and (b) cash and time deposit that are pledged for short-term loans.

Short-term investments

  (7) Short-term investments

        The Group invested in certain financial instruments with a variable interest rate indexed to the performance of underlying assets. These financial instruments had maturity dates within one year and are classified as short-term investments. In addition, short-term investments also comprise of the time deposits placed with banks with original maturities longer than three months but less than one year. These investments were recorded at fair value with the unrealized gains or losses recorded as accumulated other comprehensive income in shareholders' equity. Realized gains are reflected as a component of interest income.

        The Group assesses whether there are any other-than-temporary impairment to its short-term investments due to declines in fair value or other market conditions. Declines in fair values that are considered other-than-temporary are recorded as an impairment charge in the Consolidated Statements of Income and Comprehensive Income. No impairment charges were recorded for the years ended December 31, 2011, 2012 and 2013.

Fair value of financial instruments

  (8) Fair value of financial instruments

        Financial instruments of the Group primarily comprise cash and cash equivalents, restricted cash, short-term investments, accounts receivable, current and non-current prepayments and other assets, long-term time deposits, restricted time deposits, accounts payable, short-term bank loans, advances from customers, accrued expenses and other liabilities, current and non-current deferred revenues and other long-term liabilities. The carrying values of the short-term financial instruments approximate their fair value due to the short maturity of those instruments. The carrying value of the long-term time deposits, including interests accrued, approximates their fair value as the agreed interest rates are close to market rate at each period end.

        The Group measures its cash equivalents, short term investments and time deposits at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

        Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that we have the ability to access.

        Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, directly or indirectly.

        Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Accounts receivable, net

  (9) Accounts receivable, net

        Accounts receivable are recorded net of allowance for bad debts. An allowance for doubtful accounts is provided based on an aging analysis of accounts receivable balances, historical bad debt rates, repayment patterns, customer credit worthiness and industry trend analysis. The Group also makes a specific allowance if there is strong evidence showing that the receivable is likely to be unrecoverable.

Equity investments

  (10) Equity investments

        Equity investments are investments in privately held companies. The Group accounts for an equity investment over which it has significant influence but does not own a majority of the equity interest or lack of control using the equity method. For equity investments which the Group does not have significant influence, the cost method accounting is applied.

        The Group assesses its equity investments for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information such as financing rounds. No impairment charges were recorded for the years ended December 31, 2011, 2012 and 2013.

Film and television cost (discontinued operations)

  (11) Film and television cost (discontinued operations)

        Film and television costs include capitalizable production costs, production overhead, development costs, and acquired production costs and are stated at the cost, less accumulated amortization. Marketing, distribution, and general and administrative costs are expensed as incurred.

        Costs of film and television productions are subject to regular recoverability assessments which compare the estimated fair values with the unamortized costs. The amount by which the unamortized costs of film and television productions exceed their estimated fair values is written off. Film and television development costs for projects that have been abandoned or have not been set for production within three years are generally written off. This business was disposed of in 2011 and no film and television costs were written off for the year ended December 31, 2011.

        Film and television production costs are capitalized and then expensed, together with any participation and residual costs, based on the ratio of the current period's revenues to estimated remaining total revenues ("Ultimate Revenues") from all sources on an individual production basis. Ultimate Revenues for film and television productions include revenues that will be earned within ten years from the date of the initial theatrical release. These estimates are reviewed on a periodic basis.

Property, equipment and software, net

  (12) Property, equipment and software, net

        Property, equipment and software are stated at cost less accumulated depreciation and impairment. Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Estimated useful life
Office building	33 - 45 years
Office furniture	5 years
Computers & office equipment	4 years
Game servers	4 years
Motor vehicle	6 years
Office improvement	20 years
Leasehold improvement	Lesser of the term of the lease or the estimated useful lives of the assets
Software	5 years

        Repairs and maintenance costs are expensed as incurred. Gain or loss on the disposal of property and equipment is the difference between the net sale proceeds and the carrying amount of the relevant assets and is recognized in the Consolidated Statements of Income and Comprehensive Income.

Construction in progress

  (13) Construction in progress

        Direct costs that are related to the construction of fixed assets and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed asset items and the depreciation of these assets commences when the assets are ready for their intended use.

Intangible assets

  (14) Intangible assets

  Copyrights and domain names

        Copyrights such as intellectual property licensed from third parties to develop online games and domain names purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated useful economic life of approximately five to twenty years.

  Intangible assets arising from assets acquisition and business combinations

        The Group performs valuation of the intangible assets arising from assets acquisition and business combinations to determine the relative fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the assets estimated economic useful lives as follows:

Estimated useful life
Game engine	5 years
Non-compete agreements	3 - 7.4 years
Completed game	1.6 - 6 years
Customer relationships	3 - 5 years
Trade name, domain name and license acquired from business combinations	Indefinite life

  In-progress research and development costs

        The accounting treatment for in-process research and developments ("IPR&D") varies based on how they were acquired. IPR&Ds acquired from an asset acquisition are expensed at the acquisition date if it has no alternate future use. For IPR&Ds acquired from a business combination, they were initially measured at fair value using market participant assumptions and were capitalized as indefinite-lived assets until the abandonment or completion of the associated research and development efforts. After initial recognition, those assets shall be considered indefinite-lived and tested for impairment until the associated research and development activities are either completed, at which point a determination of the assets' useful lives and methods of amortization should be made, or are abandoned. Research and development expenditures that are incurred after the acquisition, including those for completing the research and development activities related to the acquired intangible research and development assets, are generally expensed as incurred.

  Online game product development costs

        The Group capitalizes the research and development costs qualified for the capitalization as intangible assets and amortized over the estimated life of the corresponding online games, commencing from these games are available for marketing use. See Note 3-(20) for more details regarding online game product development costs.

Impairment of long-lived assets and intangible assets

  (15) Impairment of long-lived assets and intangible assets

        Long-lived assets including intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, or that the useful life is shorter than the Group had originally estimated. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment charge for long-lived assets including certain identifiable intangible assets that management expects to hold and use is based on the amount the carrying value exceeds the fair value of the asset. Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment charge is recognized equal in amount to that excess. The impairment charges of intangible assets recorded in cost of revenue for the years ended December 31, 2011, 2012 and 2013 were amounting to Nil, RMB11,201,856, and Nil, respectively. The impairment charges of intangible assets recorded in general administration expenses for the years ended December 31, 2011, 2012 and 2013 were amounting to Nil, RMB1,649,923 and RMB4,972,726, respectively. The impairment charges of long-lived assets recorded in cost of revenue for the years ended December 31, 2011, 2012 and 2013 were amounting to Nil, RMB8,117,828 and RMB18,925,296, respectively. The impairment of above mentioned intangible assets (mainly comprise of online game development costs) and long-lived assets (mainly comprise of prepaid license and royalty fees) recorded in cost of revenue was primarily caused by unsatisfactory performance of the Group's certain smaller games in 2012 and 2013. The impairment of above mentioned intangible assets recorded in general administration expenses was caused by impairment of trademark recognized from the acquisition of C&C Media in April 2010.

Goodwill

  (16) Goodwill

        Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.

        Goodwill is not depreciated or amortized but is tested for impairment on an annual basis every November 30, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. Commencing in September 2011, in accordance with the FASB revised guidance on "Testing of Goodwill for Impairment," a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment charge equal to the difference between the implied fair value of the reporting unit's goodwill and the carrying amount of goodwill will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. The goodwill impairment charges for the years ended December 31, 2011, 2012 and 2013 were Nil, RMB40,769,946 and RMB77,290,117, respectively. See Note 14 for more details regarding goodwill.

Revenue recognition

  (17) Revenue recognition

  Online game operation revenues

  MMORPG games

        The Group earns majority of its revenue through providing online game operation services to players pursuant to two types of revenue models: a time-based revenue model and an item-based revenue model. For online games using the time based revenue model, players are charged based on the time they spend playing games. Under the item-based revenue model, the basic game play functions are free of charge, and players are charged for purchases of in-game items. For games which use the time-based revenue model, revenue is recognized based upon the actual usage of the game playing time by the players. For games which use the item-based revenue model, revenues from the sales of in-game items are recognized when the items are consumed by the customers or over the estimated lives of the items. The average period that players typically play the games and other player behavior patterns, which are affected by various factors such as acceptance and popularity of expansion packs, promotional events launched and market conditions, are utilized to arrive at the best estimates for lives of these in-game items.

        The Group assesses the estimated lives of in-game items for all the item-based online games periodically. If there are indications of any significant changes to the estimated lives of the in-game items, it would be applied in the period of change prospectively.

        Under both the time-based and the item-based revenue models, proceeds received from sales of online points to players are recorded as deferred revenues, while proceeds received from sales of online points to distributors and sales of prepaid cards are initially recorded as advances from customers. As the Group does not have the control over and generally does not know the ultimate selling price of the prepaid cards or online points sold by the distributors, net proceeds received from distributors after deduction of sales discounts are recorded as advances from customers. Upon activation or charge of the game cards or the online points, these advances from customers are immediately transferred to deferred revenues. The Group provides sales incentives in the form of rebates to major distributors that meet or exceed the sales target. Accrued rebates, which are settled in the form of additional free prepaid cards, will result in higher average discount rate on in-game points, and will partially delay the revenue recognition until the consumption of free prepaid cards.

        Prepaid cards will expire on the expiration date printed thereon. The proceeds from the expired game cards that have never been activated are recognized as other income upon expiration of the cards. For the years ended December 31, 2011, 2012 and 2013, the Group recognized RMB10,647,183, RMB4,428,309 and RMB1,555,307 as other income from expired game cards, respectively.

        In the case of prepaid online points obtained by players through prepaid cards or other channels, once these points are charged to a player's personal online game account, they will not expire as long as the personal game account remains active, i.e. being accessed or charged by the player. The unused online points in an inactive personal game account are recognized as revenues when the likelihood that the Group would provide further online game service with respect to such online points is remote. The Group recognizes revenue related to the inactive accounts based on the estimated churn rate of the inactive players and the unused game points and items in these accounts. The Group believes it has a sufficiently long operating history to reliably estimate the inactive players' churn rate. The Group has adopted the policy of performing the reassessment of the estimated churn rate annually and considered its estimates to be reasonable. For the years ended December 31, 2011, 2012 and 2013, the Group recognized RMB103,939,999, RMB98,367,393 and RMB98,439,474 as revenue from the unused game points and items in the accounts inactive for more than 360 consecutive days, respectively.

  Mobile games

        The Group primarily operates self-developed mobile games under an item-based revenue model, and generates mobile game revenues from the sale of virtual currency that can be redeemed in the game for virtual items.

        The Group records revenue generated from self-developed mobile games on a gross basis as the Company is acting as the principal and the primary obligor to end-users for the games distributed through digital storefronts. The principal agent consideration is based on an assessment of various factors, including but not limited to whether the Group (i) is the primary obligor in the arrangement; (ii) has latitude in establishing the selling price; (iii) changes the product or performs part of the service and (iv) has involvement in the determination of product and service specifications.

        The Group recognizes revenue, when persuasive evidence of an arrangement exists, the service has been provided to the end-users, the price paid by the user is fixed or determinable, and collectability is reasonably assured. Consistent with the Group's revenue recognition policies for MMORPG games, under the item-based revenue model, for the purposes of determining when the service has been provided to the end-users, the Group has determined that an implied obligation exists to the paying user to continue displaying the purchased virtual items within the game over the virtual items' estimated useful lives. However, currently, due to the system limitation on data collection of mobile games, the Group does not have the ability to differentiate the redemption respectively on consumable or permanent items and track the consumption of each consumable item. Therefore, the Group recognizes revenue from the sale of virtual currency and other virtual items ratably over the estimated average playing period of paying users, or "estimated player pay life," which is the average period between the first date the paying players charge online points to their accounts and the last date these paying players would play the game. The estimated player pay life was determined to be three months, which is calculated by analyzing the historical mobile game operating data and is assessed periodically. Any significant changes to the estimated player pay life would be applied in the period of change prospectively.

  Licensing revenues

        The Group enters into licensing arrangements with licensees to operate the Group's games in other countries and regions. These licensing agreements provide two revenue streams: the initial fees and the usage-based royalty fees.

        In certain licensing arrangements, the Group provides free upgrades, maintenance support and training (i.e., post-contract customer support or PCS) for the first year, and the licensee has the option to purchase PCS in subsequent years at a specified renewal rate. In these arrangements, the Group allocates the initial fee into two parts. The first part represents the license of the game and is recognized as license revenue immediately once the games are launched. The second part represents PCS and is recognized ratably over the PCS contractual period.

        In other licensing arrangements, the Group provides PCS over the full licensing period at no additional charge. In those cases, the total amount of the initial fee is recognized ratably over the full contractual licensing period.

        According to the license agreements, the Group is also entitled to ongoing usage-based royalties determined based on the amount of money charged to the players' accounts or services payable by players in a given country or region. The usage-based royalties are recognized when they are earned, provided that the collection is probable.

  Film and television revenues (discontinued operations)

        The Group recognizes revenues from the distribution of a film when the film is shown in theaters, provided that no significant obligations remain, the amount of the receivables can be accurately estimated, and the collection of which is reasonably assured. Revenues from film licensing arrangements are recognized when the materials are available for distribution by the licensees and when other contractual obligations or conditions are met. Revenues from the licensing TV series are recognized when the TV series are available for broadcasting by the licensee and when other contractual obligations or conditions are met. Revenues from film and TV series related advertising are recognized when services associated with the film distribution and TV license arrangements are provided.

Deferred revenues

  (18) Deferred revenues

        For online game revenues, deferred revenues represent (a) online point fees received from customers which are activated or charged to the respective player game accounts by players, but have not been consumed by the players or expired; and (b) in-game virtual items purchased by players but not consumed or expired. For licensing revenues, deferred revenues represent the unamortized balance of the initial license fee paid by licensees. Non-current deferred revenues are primarily comprised of unamortized initial license fees and unrecognized online game revenues from the in-game virtual items to be recognized beyond the next 12 months.

        The deferred revenues related to online game operation as of December 31, 2012 and 2013 were RMB410,983,447 and RMB774,622,249, respectively. The deferred revenues related to licensing as of December 31, 2012 and 2013 were RMB11,225,181 and RMB6,204,409, respectively.

Cost of revenues

  (19) Cost of revenues

        Costs of revenues consist primarily of server and bandwidth leasing fees, staff costs involved in the operation of online games including network operation and customer services, revenue-sharing cost or royalties paid to third parties, value added tax ("VAT"), business tax and other direct costs of providing these services.

        The Group has adopted the gross presentation for VAT and business tax, VAT and business tax are included in revenues and cost of revenues.

        The total amount of net VAT and business tax with related surcharges recorded in cost of revenues for the years ended December 31, 2011, 2012 and 2013 were RMB126,721,023, RMB117,562,400 and RMB157,804,042, respectively.

        See Note 20 for more details regarding VAT and business tax.

Online game product development costs

  (20) Online game product development costs

        Costs incurred for the development of online game products prior to the establishment of technological feasibility are expensed when incurred and are included in product development expenses. Once an online game product has reached technological feasibility, all subsequent online game product development costs are capitalized until the product is available for general release to customers. Commencing the game is available for marketing use, the capitalized product development costs are amortized as a component of online game related costs over the estimated life of the game.

        The evaluation of technological feasibility establishment requires significant judgment and is carried out on a product-by-product basis. Typically the establishment of technological feasibility is featured by the completion of both technical design and game design documentation, and only occurs when the online games have a proven ability to be operated in the online game environment in the market. Online game products development costs consist primarily of salaries and benefits paid, depreciation and other expenses in relation to the development, maintenance, monitoring and management of the Group's online gaming products.

        For the years ended December 31, 2011, 2012 and 2013, the amount of online game development costs capitalized as intangible assets was approximately RMB12,516,776, RMB5,875,774 and RMB47,863,589, respectively.

Share-based compensation expense

  (21) Share-based compensation expense

        Share-based compensation expense is for share awards, including share options and restricted shares. For service-based share options awards, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. For performance-based share options awards, the performance goals and vesting schedule of these awards are determined by the board of directors. For the performance-based awards, an evaluation is made each quarter as to the likelihood of the performance criteria being met. Share-based compensation costs are then recorded for the number of options expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. The Black-Scholes option pricing model is used to determine the fair value of share options. The determination of the fair values of share-based compensation awards on the date of grant using the Black-Scholes option pricing model is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility over the expected term of the awards, the expected term of the awards, risk-free interest rates and expected dividends. The market price of the underlying shares on the grant date is applied in determining the fair value of the ordinary shares.

        A change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested share options, the Group would recognize incremental compensation cost in the period the modification occurs. For unvested share options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Income taxes

  (22) Income taxes

        Current income taxes are provided on the basis of income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the Consolidated Statements of Income and Comprehensive Income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

  Uncertain tax positions

        In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Statutory reserves

  (23) Statutory reserves

        The Group's subsidiaries and the VIEs incorporated in China are required to make appropriations to reserves, comprising the statutory general reserve, statutory public welfare reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the People's Republic of China (the "PRC GAAP"). Appropriation to the statutory general reserve should be at least 10% of the after-tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities' registered capital. Appropriations to the statutory public welfare reserve and the discretionary surplus reserve are made at the discretion of the board of directors. The statutory public welfare reserve is established for the purpose of providing employee facilities and other collective benefits to the employees and is non-distributable other than in liquidation. Other statutory reserves are established for the purpose of offsetting accumulated losses, enlarging productions or increasing share capital. For the years ended December 31, 2011, 2012 and 2013, profit appropriation to statutory general reserve for the Group's entities incorporated in China was approximately RMB31,541,131, RMB4,923,933 and RMB39,400,899, respectively. No appropriation to other reserves were made for any of the years presented.

Advertising expenses

  (24) Advertising expenses

        The Group expenses advertising costs as incurred. Total advertising expenses were RMB173,454,641, RMB160,279,673 and RMB318,854,568 for the years ended December 31, 2011, 2012 and 2013, respectively, and were recorded in sales and marketing expenses.

Leases

  (25) Leases

        Each lease is classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property's estimated remaining economic life or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the leaser at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Group has no capital leases for any of the years presented.

Net earnings per share

  (26) Net earnings per share

        Basic earnings per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common share equivalents outstanding during the period. Common share equivalents consist of the common shares issuable upon the exercise of share options (using the treasury stock method). Common share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded. Stock options with performance conditions are included in the computation of diluted EPS if the options are dilutive and if their conditions (a) have been satisfied at the reporting date or (b) would have been satisfied if the reporting date was the end of the contingency period.

Dividends

  (27) Dividends

        The board of directors of the Company may from time to time declare dividends (including interim dividends) and distributions on shares of the Company outstanding and authorize payment of the same out of the funds of the Company lawfully available.

        Under PRC regulations, the Group's subsidiaries incorporated in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC GAAP and relevant regulations. In addition, the Group's subsidiaries are required to annually appropriate 10% of net after-tax income to the statutory general reserve fund (see Note 3-(23)) prior to payment of any dividends, unless such reserve fund has reached 50% of their respective registered capital. The reserve fund is not distributable in the form of cash dividends to the Company.

Segment reporting

  (28) Segment reporting

        Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker ("CODM"), or decision making group, in deciding how to allocate resources and in assessing performance. The Group's CODM is the Chief Executive Officer.

        The Group's organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group's operating segments are based on this organizational structure and information reviewed by the Group's CODM to evaluate the operating segment results.

Comprehensive income

  (29) Comprehensive income

        Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding those resulting from investments by shareholders and distributions to shareholders. The Group has recognized the foreign currency translation adjustments as other comprehensive income / (loss) in the Consolidated Statements of Income and Comprehensive Income. See Note 3-(4) for more details concerning the foreign currency translation adjustments.

Discontinued operations

  (30) Discontinued operations

        A discontinued operation is a component of the Group that may be a reportable segment or an operating segment, a reporting unit, a subsidiary or an asset group that has been disposed or is held for sale. The results of that component are separately reported as "discontinued operations" in the Consolidated Statements of Income and Comprehensive Income. The comparative Consolidated Statements of Income and Comprehensive Income are restated as if the operation had been discontinued from the start of the comparative period. The assets and liabilities of such component classified as "discontinued operations" or "assets/liabilities held for sale" are presented separately in the assets and liabilities, respectively, of the Consolidated Balance Sheets upon such classification being made.

Recent accounting pronouncements

  (31) Recent accounting pronouncements

        In March of 2013, the FASB issued guidance on "Foreign Currency Matters, Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity." The amendments clarify the applicable guidance for the de-recognition of all or a portion of a cumulative translation adjustment when an entity ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity or when other changes stipulated occur and involve a foreign entity. The amendments are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

        In March of 2013, the FASB issued guidance on "Income Taxes—Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists." The amendments clarify that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss, similar tax loss, or tax credit carryforward, except as noted in the following sentence. To the extent a net operating loss, similar tax loss, or tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such a purpose, then under this exception the unrecognized tax benefit is to be presented in the financial statements as a liability and should not be combined with (netted with) the deferred tax asset(s). The assessment of whether a deferred tax asset is "available" is based on the unrecognized tax benefit and deferred tax asset amounts that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

        In June 2013, the FASB issued the guidance on "Financial Services—Investment Companies, amendments to the scope, measurement, and disclosure requirements." The amendments change the approach to the investment company assessment in Topic 946, clarify the characteristics of an investment company and provide comprehensive guidance for assessing whether an entity is an investment company. The amendments require an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. The amendments require the following additional disclosures: (a) the fact that the entity is an investment company and is applying the guidance in Topic 946, (b) information about changes, if any, in an entity's status as an investment company, and (c) information about financial support provided or contractually required to be provided by an investment company to any of its investees. The amendments are effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Earlier application is prohibited. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.